Stock-Based Incentive Plans - Summary of Stock Options Granted and Outstanding (Detail)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted and outstanding	1,495,538	1,753,212	2,828,077	2,728,139
Price Range One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted and outstanding	1,495,538
Price Range One [Member] | Incentive [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted and outstanding	562,730
Price Range One [Member] | Nonqualified [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted and outstanding	932,808
Price Range Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted and outstanding		1,753,212
Price Range Two [Member] | Incentive [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted and outstanding		803,152
Price Range Two [Member] | Nonqualified [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted and outstanding		950,060
Price Range Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted and outstanding			2,828,077
Price Range Three [Member] | Incentive [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted and outstanding			1,012,612
Price Range Three [Member] | Nonqualified [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted and outstanding			1,815,465